BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 67.9%
Brazil — 3.0%
Cia Siderurgica Nacional SA	97,700	$327,317
Eletromidia SA (a)	151,278	470,549
Porto Seguro SA	46,600	264,430
Sendas Distribuidora SA	9,500	24,898
Suzano SA	56,000	608,462
TIM SA	52,800	185,259
		1,880,915
China — 27.5%
3SBio, Inc. (b)	139,000	129,100
Anhui Conch Cement Co. Ltd. - Class H	103,500	241,347
Anhui Heli Co. Ltd. - Class A	49,900	113,717
Anker Innovations Technology Co. Ltd. - Class A	84,581	1,045,368
Asia - Potash International Investment Guangzhou Co. Ltd. - Class A (a)	200,500	763,064
Beijing New Building Materials PLC - Class A	137,600	450,831
Beijing Roborock Technology Co. Ltd. - Class A	24,481	1,025,688
BOE Technology Group Co. Ltd. - Class A	3,800,180	2,061,557
COSCO SHIPPING Holdings Co. Ltd. - Class H	750,000	690,981
Focus Media Information Technology Co. Ltd. - Class A	451,200	413,577
Henan Shuanghui Investment & Development Co. Ltd. - Class A	189,900	694,538
Huaxin Cement Co. Ltd. - Class A	194,500	363,221
Kuaishou Technology (a),(b)	98,000	722,589
Maxscend Microelectronics Co. Ltd. - Class A	26,400	512,865
Midea Group Co. Ltd. - Class A	238,800	1,732,066
Sany Heavy Industry Co. Ltd. - Class A	128,378	245,630
Shandong Pharmaceutical Glass Co. Ltd. - Class A	249,400	921,590
Wangsu Science & Technology Co. Ltd. - Class A	498,700	484,233
Wanhua Chemical Group Co., Ltd. - Class A	67,100	758,083
Weichai Power Co. Ltd. - Class H	395,000	726,808
Weichai Power Co. Ltd. - Class A	983,700	2,056,530
XCMG Construction Machinery Co. Ltd. - Class A	183,700	142,434
Xinfengming Group Co., Ltd. - Class A (a)	216,800	366,644
Zhuzhou Kibing Group Co. Ltd. - Class A	130,200	143,234
		16,805,695
Cyprus — 0.0%
Fix Price Group PLC, GDR (a),(b)	21,704	0

Hong Kong — 0.5%
Orient Overseas International Ltd.	28,000	336,663

Hungary — 0.1%
Richter Gedeon Nyrt	2,410	60,742

India — 6.9%
Bajaj Auto Ltd.	14,728	1,077,664
Bank of Baroda	156,368	370,148
Chambal Fertilisers and Chemicals Ltd.	84,405	322,246
Gravita India Ltd.	27,996	376,418
Mahindra & Mahindra Ltd.	49,641	981,950
PB Fintech Ltd. (a)	13,268	132,743
Power Grid Corp. of India Ltd.	158,132	396,603
Zydus Lifesciences Ltd.	82,530	631,375
		4,289,147
Indonesia — 1.3%
Bank Central Asia Tbk PT	330,900	191,520
Bank Mandiri Persero Tbk PT	1,628,200	613,947
		805,467
Malaysia — 0.5%
Petronas Chemicals Group Bhd	200,700	311,400

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV	24,900	231,703

Singapore — 1.5%
DBS Group Holdings Ltd.	5,100	121,149
United Overseas Bank Ltd.	38,200	779,634
		900,783
South Africa — 1.7%
Bidvest Group Ltd.	20,870	261,018
Life Healthcare Group Holdings Ltd.	94,465	90,700
Sappi Ltd.	288,474	604,608
Thungela Resources Ltd.	13,654	104,560
		1,060,886
South Korea — 10.9%
Classys, Inc.	8,327	268,829
Daewoo Engineering & Construction Co. Ltd. (a)	62,264	223,721
Hana Financial Group, Inc.	10,958	352,591
Hankook Tire & Technology Co. Ltd.	57,280	2,004,854
Hanwha Systems Co. Ltd.	37,971	473,912
HK inno N Corp.	15,156	466,164
Hyundai Engineering & Construction Co. Ltd.	16,672	462,151
Hyundai Steel Co.	10,808	293,843
LIG Nex1 Co. Ltd.	3,680	277,951
SK Hynix, Inc.	17,108	1,775,151
		6,599,167
Taiwan — 8.9%
Accton Technology Corp.	89,000	1,514,238
Evergreen Marine Corp. Taiwan Ltd.	491,000	1,761,220
ITEQ Corp.	181,000	513,633
Nanya Technology Corp.	136,000	325,924
Yang Ming Marine Transport Corp.	1,018,000	1,369,718
		5,484,733
Thailand — 2.5%
Bangkok Bank PCL	206,600	887,411
Bumrungrad Hospital PCL (b)	61,400	389,232
Indorama Ventures PCL (b)	448,000	312,018
		1,588,661
United Arab Emirates — 0.4%
Abu Dhabi Islamic Bank PJSC	94,899	263,569

United States — 1.8%
Samsonite International SA (a),(b)	369,600	1,077,962
TOTAL COMMON STOCKS (COST $37,727,989)		41,697,493

PREFERRED STOCKS — 2.0%
Brazil — 0.7%
Usinas Siderurgicas de Minas Gerais S/A Usiminas 4.242%	270,700	432,280

South Korea — 1.3%
Samsung Electronics Co. Ltd. 2.496	17,491	784,671
TOTAL PREFERRED STOCKS (COST $749,169)		1,216,951

	NUMBER OF SHARES
SHORT-TERM INVESTMENTS — 23.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.27% (c)	2,912,379	2,912,379
Federated Hermes U.S. Treasury Cash Reserves, 5.24% (c)	2,912,379	2,912,379
Fidelity Treasury Portfolio, 5.24% (c)	2,912,379	2,912,379
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 5.25% (c)	2,912,379	2,912,379
Tri-State Deposit, 5.45% (c)	1,003,450	1,003,450
U.S. Bank Money Market Deposit Account, 5.20% (c)	1,564,448	1,564,448
TOTAL SHORT-TERM INVESTMENTS (COST $14,217,414)		14,217,414
TOTAL INVESTMENTS (COST $52,694,572) — 92.9%		$57,131,858

Percentages are stated as a percent of net assets of $61,528,624.

GDR Global Depositary Receipt
PLC Public Limited Company

(a)	Non-income producing security.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $701,250 or 1.1% of net assets.

(c)	The rate shown is as of November 30, 2023.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS - SECURITIES SOLD SHORT
NOVEMBER 30, 2023 (Unaudited)
SHARES		VALUE
COMMON STOCKS - (0.3)%
Hong Kong - (0.3)%
SITC International Holdings Co. Ltd.	(118,000)	$(178,187)

TOTAL COMMON STOCKS (PROCEEDS $(217,961))		(178,187)
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(217,961))		$(178,187)

Percentages are stated as a percent of net assets of $61,528,624.

Contracts For Difference held by the Fund at November 30, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	12/08/2025	3.90%	Termination	14,939	$ 603,446	$ 102,969
Brazil
Banco do Brasil SA	Morgan Stanley	12/08/2025	5.33	Termination	32,200	354,903	51,501
Gerdau SA - SP ADR	Morgan Stanley	09/28/2026	5.33	Termination	61,352	273,630	(28,578)
Sendas Distribuidora SA	Goldman Sachs	12/08/2025	5.33	Termination	40,300	105,621	(49,307)
TIM SA - ADR	Goldman Sachs	08/24/2026	5.33	Termination	12,543	221,133	33,843
Vale SA - SP ADR	Goldman Sachs	09/28/2026	5.33	Termination	21,859	327,885	23,112
						1,283,172	30,571
Cayman Islands
StoneCo Ltd., Class A	Goldman Sachs	08/28/2026	5.33	Termination	80,493	1,255,691	333,410
China
Alibaba Group Holding Ltd.	Goldman Sachs	12/08/2025	4.90	Termination	15,700	146,221	(40,237)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	12/08/2025	5.33	Termination	9,713	727,309	(103,926)
Hello Group, Inc. - SP ADR	Morgan Stanley	11/02/2026	5.33	Termination	33,727	217,876	(28,108)
JD.com, Inc. - SP ADR	Goldman Sachs	12/08/2025	5.33	Termination	5,908	162,056	(25,513)
JD.com, Inc., Class A	Goldman Sachs	12/08/2025	4.90	Termination	1,054	14,397	(15,884)
Trip.com Group Ltd. - ADR	Goldman Sachs	12/08/2025	5.33	Termination	3,585	126,120	469
Vipshop Holdings Ltd. - ADR	Goldman Sachs	06/26/2026	5.33	Termination	10,678	171,168	(15,646)
						1,565,147	(228,845)
Hong Kong
Futu Holdings Ltd. - SP ADR	Morgan Stanley	10/30/2026	5.33	Termination	21,284	1,147,633	(74,856)
Ireland
PDD Holdings Inc. - SP ADR	Goldman Sachs	09/14/2026	5.33	Termination	7,781	1,147,231	371,286
Israel
InMode Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	5,186	123,168	(80,168)
Mizrahi Tefahot Bank Ltd.	Goldman Sachs	12/12/2025	4.73	Termination	4,063	144,845	7,481
Monday.com Ltd.	Goldman Sachs	03/17/2026	5.33	Termination	4,055	729,251	153,096
Teva Pharmaceuticals Industries Ltd.	Morgan Stanley	10/19/2026	5.33	Termination	75,221	738,670	67,243
Wix.com Ltd.	Goldman Sachs	05/18/2026	5.33	Termination	10,138	1,029,007	159,613
						2,764,941	307,265
Japan
Suzuki Motor Corp.	Goldman Sachs	08/24/2026	-0.02	Termination	13,100	532,005	65,504
Mexico
Alpek SAB de CV	Morgan Stanley	11/23/2026	5.33	Termination	404,000	304,247	(16,026)
Coca-Cola Femsa SAB de CV - SP ADR	Goldman Sachs	02/09/2026	5.33	Termination	2,193	185,637	22,726
Gruma SAB de CV, Class B	Morgan Stanley	08/17/2026	5.33	Termination	12,665	234,166	15,144
Grupo Comercial Chedraui SA de CV	Morgan Stanley	12/08/2025	5.33	Termination	17,700	104,069	24,905
						828,119	46,749
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	12/08/2025	3.90	Termination	18,950	468,232	8,394
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	5.33	Monthly	316,240	246,667	(222,647)
Headhunter Group PLC - ADR	Morgan Stanley	09/23/2026	5.33	Monthly	7,725	–	(116,107)
Sberbank PJSC - SP ADR	Goldman Sachs	09/16/2025	5.33	Monthly	23,338	–	(1,057)
						246,667	(339,811)
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	12/08/2025	3.48	Termination	15,151	359,492	(23,825)
Singapore Airlines Ltd.	Goldman Sachs	04/24/2026	3.48	Termination	66,300	314,227	(21,803)
						673,719	(45,628)
South Africa
Aspen Pharmacare Holdings Ltd.	Morgan Stanley	12/09/2025	8.23	Termination	6,897	67,732	(3,300)
Thungela Resources Ltd.	Goldman Sachs	08/24/2026	5.19	Termination	37,667	286,838	(53,606)
						354,570	(56,906)
South Korea
Hyundai Engineering & Construction Co., Ltd.	Goldman Sachs	08/18/2026	5.33	Termination	6,969	193,651	10,121
Hyundai Steel Co.	Goldman Sachs	08/31/2026	5.33	Termination	12,082	329,641	11,379
Samsung Electronics Co., Ltd. - GDR	Goldman Sachs	03/30/2026	5.33	Termination	1,208	1,680,328	210,605
SK Hynix, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	5,402	560,654	211,222
						2,764,274	443,327
Taiwan
Elan Microelectronics Corp.	Goldman Sachs	07/13/2026	5.33	Termination	81,000	392,814	79,940
Hiwin Technologies Corp.	Goldman Sachs	07/13/2026	5.33	Termination	74,000	541,261	34,448
Nanya Technology Corp.	Goldman Sachs	08/17/2026	5.33	Termination	73,000	175,256	19,266
Taiwan Semiconductor Manufacturing Company Ltd.	Morgan Stanley	10/27/2026	5.33	Termination	20,451	1,990,087	196,634
						3,099,418	330,288
United Kingdom
Hikma Pharmaceuticals PLC	Goldman Sachs	07/14/2026	5.19	Termination	8,441	183,662	(31,966)
Wizz Air Holdings PLC	Morgan Stanley	06/01/2026	5.19	Termination	7,115	169,137	(75,879)
						352,799	(107,845)
United States
Mosaic Co.	Goldman Sachs	11/10/2026	5.33	Termination	23,008	825,757	61,763
Uruguay
Arcos Dorados Holdings, Inc., Class A	Goldman Sachs	03/17/2026	5.33	Termination	29,288	339,448	94,942
Total Long						20,252,269	1,342,577

Short
Australia
Allkem Ltd.	Goldman Sachs	04/17/2026	4.32	Termination	(53,477)	$ (303,881)	$ 96,514
IGO Ltd.	Goldman Sachs	04/17/2026	4.32	Termination	(47,853)	(271,290)	130,304
						(575,171)	226,818
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	12/08/2025	5.33	Termination	(42,800)	(116,347)	(16,731)
Banco Santander Brasil	JPMorgan	07/24/2026	1.07	Termination	(50,800)	(319,226)	(6,439)
Localiza Rent a Car SA	JPMorgan	05/18/2026	5.05	Termination	(50,700)	(616,593)	3,809
Localiza Rent a Car SA	JPMorgan	11/29/2030	4.72	Termination	(59)	(678)	(111)
TOTVS SA	Goldman Sachs	11/09/2026	5.33	Termination	(80,900)	(544,533)	(89,315)
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	Bank of America	08/25/2026	5.33	Termination	(124,323)	(231,619)	82,740
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	JPMorgan	10/19/2026	4.46	Termination	(238,600)	(444,523)	(30,408)
WEG SA	JPMorgan	05/25/2026	5.18	Termination	(63,100)	(438,439)	47,922
WEG SA	Goldman Sachs	11/09/2026	5.33	Termination	(17,800)	(123,680)	(1,704)
						(2,835,638)	(10,237)
Canada
Canadian Solar, Inc.	Goldman Sachs	11/10/2026	5.33	Termination	(17,493)	(367,878)	577
Chile
Sociedad Quimica y Minera de Chile SA - SP ADR	Goldman Sachs	03/31/2026	5.33	Termination	(6,994)	(351,379)	209,659
Sociedad Quimica y Minera de Chile SA - SP ADR	Morgan Stanley	11/09/2026	5.33	Termination	(2,388)	(119,973)	76
						(471,352)	209,735
China
China Coal Energy Co., Class H	Goldman Sachs	07/28/2026	4.42	Termination	(640,000)	(542,394)	(71,838)
China Resources Microelectronics Ltd., Class A	JPMorgan	12/29/2025	-5.42	Termination	(7,100)	(46,757)	8,870
China Resources Microelectronics Ltd., Class A	Goldman Sachs	07/21/2026	0.00	Termination	(4,235)	(27,889)	4,128
China Resources Microelectronics Ltd., Class A	JPMorgan	12/22/2025	-5.42	Termination	(18,164)	(119,618)	10,500
China Shenhua Energy Co., Class H	Goldman Sachs	07/28/2026	4.42	Termination	(159,000)	(520,073)	(44,247)
Ganfeng Lithium Group Co., Ltd.	HSBC	04/20/2026	4.97	Termination	(137,800)	(441,028)	272,381
Ginlong Technologies Co., Ltd., Class A	JPMorgan	11/13/2026	-6.08	Termination	(28,900)	(270,118)	4,035
Ginlong Technologies Co., Ltd., Class A	Bank of America	11/16/2026	5.33	Termination	(10,700)	(100,009)	1,156
Guanghui Energy Co., Ltd. - Class A	Bank of America	09/14/2026	5.33	Termination	(272,900)	(277,841)	(9,522)
Guanghui Energy Co., Ltd. - Class A	Goldman Sachs	09/11/2026	5.33	Termination	(107,300)	(109,243)	(3,713)
Hangzhou First Applied Materials Co., Ltd., Class A	Morgan Stanley	11/10/2026	5.33	Termination	(103,800)	(338,144)	23,349
Henan Shenhuo Coal & Power Co., Ltd., Class A	Goldman Sachs	09/11/2026	5.33	Termination	(160,500)	(354,946)	15,119
Hoymiles Power Electronics, Inc., Class A	Goldman Sachs	11/16/2026	5.33	Termination	(4,700)	(147,310)	6,528
Hoymiles Power Electronics, Inc., Class A	JPMorgan	11/10/2026	-11.18	Termination	(2,800)	(87,759)	1,469
Hoymiles Power Electronics, Inc., Class A	JPMorgan	11/13/2026	0.00	Termination	(3,900)	(122,236)	3,164
Hua Hong Semiconductor Ltd.	HSBC	08/07/2026	4.97	Termination	(17,000)	(39,305)	15,227
Hua Hong Semiconductor Ltd.	Goldman Sachs	12/08/2025	4.42	Termination	(149,000)	(344,493)	167,669
JinkoSolar Holding Co., Ltd. - ADR	Morgan Stanley	11/09/2026	5.33	Termination	(8,938)	(280,653)	24,403
Jiumaojiu International Holdings Ltd.	JPMorgan	11/10/2026	3.92	Termination	(212,000)	(214,136)	29,058
Jiumaojiu International Holdings Ltd.	Goldman Sachs	10/19/2026	4.42	Termination	(216,000)	(218,176)	65,948
Ningbo Deye Technology Co., Ltd., Class A	Morgan Stanley	11/10/2026	5.33	Termination	(36,500)	(322,726)	45,022
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	Goldman Sachs	10/16/2026	5.33	Termination	(46,600)	(76,720)	(13,378)
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	Morgan Stanley	07/31/2026	5.33	Termination	(48,582)	(79,983)	(26,359)
SG Micro Corp., Class A	Goldman Sachs	11/16/2026	5.33	Termination	(25,500)	(320,659)	(7,149)
SG Micro Corp., Class A	Morgan Stanley	11/20/2026	5.33	Termination	(8,300)	(104,371)	(3,770)
Shaanxi Coal Industry Co., Ltd., Class A	Morgan Stanley	07/31/2026	5.33	Termination	(139,400)	(380,809)	(44,694)
Shanxi Coking Coal Energy, Class A	Goldman Sachs	09/11/2026	5.33	Termination	(224,200)	(305,917)	(12,000)
Shanxi Coking Coal Energy, Class A	Morgan Stanley	09/14/2026	5.33	Termination	(58,700)	(80,095)	(3,134)
Shenzhen Dynanonic Co., Ltd., Class A	Goldman Sachs	11/02/2026	5.33	Termination	(30,600)	(277,210)	38,308
Shenzhen Inovance Technology Co., Ltd., Class A	JPMorgan	11/10/2026	0.27	Termination	(52,100)	(482,284)	(27,606)
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	Goldman Sachs	11/10/2026	5.33	Termination	(144,400)	(337,768)	25,774
Tianqi Lithium Corp., Class H	Morgan Stanley	04/24/2026	4.96	Termination	(40,400)	(197,312)	96,682
Tongwei Co., Ltd., Class A	HSBC	05/19/2026	5.32	Termination	(9,471)	(32,540)	20,351
Tongwei Co., Ltd., Class A	Morgan Stanley	10/09/2026	5.33	Termination	(72,300)	(248,405)	57,262
Tongwei Co., Ltd., Class A	JPMorgan	11/13/2026	-5.78	Termination	(41,000)	(140,866)	11,046
Topchoice Medical Co., Inc., Class A	Morgan Stanley	11/03/2026	5.33	Termination	(24,700)	(283,824)	14,409
Unigroup Guoxin Microelectronics Co., Ltd., Class A	JPMorgan	11/16/2026	-5.68	Termination	(40,300)	(409,448)	20,364
Yankuang Energy Group Co., Ltd., Class H	HSBC	04/13/2026	4.97	Termination	(186,000)	(345,745)	(40,057)
Yankuang Energy Group Co., Ltd., Class H	Morgan Stanley	04/06/2026	4.96	Termination	(162,000)	(301,133)	70,523
Yankuang Energy Group Co., Ltd., Class A	Goldman Sachs	10/16/2026	5.33	Termination	(64,700)	(186,454)	(8,342)
Zhejiang Huayou Cobalt Co., Ltd., Class A	Goldman Sachs	11/02/2026	5.33	Termination	(61,800)	(278,195)	16,905
Zhejiang Huayou Cobalt Co., Ltd., Class A	Morgan Stanley	11/16/2026	5.33	Termination	(48,500)	(218,324)	27,226
Zhejiang Juhua Co., Ltd., Class A	JPMorgan	12/04/2026	0.00	Termination	(138,400)	(308,401)	3,091
						(10,321,317)	784,158
Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/08/2025	4.42	Termination	(99,400)	(90,094)	24,605
GCL Technology Holdings Ltd.	Goldman Sachs	05/11/2026	4.42	Termination	(2,584,000)	(344,035)	230,583
GCL Technology Holdings Ltd.	HSBC	08/07/2026	4.97	Termination	(1,253,000)	(166,825)	40,200
Techtronic Industries Co., Ltd.	Goldman Sachs	12/08/2025	4.42	Termination	(23,500)	(238,571)	62,275
						(839,525)	357,663
India
Dr. Reddy's Laboratories - ADR	Goldman Sachs	10/19/2026	5.33	Termination	(2,233)	(156,087)	(6,966)
Infosys Ltd. - SP ADR	Goldman Sachs	07/14/2026	5.33	Termination	(26,285)	(461,302)	(33,421)
Wipro Ltd. - ADR	Goldman Sachs	07/14/2026	5.33	Termination	(87,140)	(422,629)	(7,488)
						(1,040,018)	(47,875)
Indonesia
Kalbe Farma Tbk PT	JPMorgan	09/21/2026	3.42	Termination	(4,458,400)	(464,237)	28,307
Unilever Indonesia Tbk PT	JPMorgan	04/13/2026	1.32	Termination	(857,400)	(201,774)	40,101
Unilever Indonesia Tbk PT	Bank of America	08/31/2026	5.33	Termination	(378,800)	(89,144)	3,939
Unilever Indonesia Tbk PT	HSBC	12/02/2025	5.32	Termination	(954,700)	(224,672)	41,377
						(979,827)	113,724
Israel
Camtek Ltd.	Morgan Stanley	02/16/2026	5.33	Termination	(9,463)	(600,711)	(200,568)
Nova Ltd.	Morgan Stanley	02/16/2026	5.33	Termination	(1,301)	(167,322)	(50,034)
Nova Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(3,626)	(466,340)	(108,156)
SolarEdge Technologies, Inc.	Goldman Sachs	11/09/2026	5.33	Termination	(5,015)	(398,091)	(32,235)
						(1,632,464)	(390,993)
Japan
Ibiden Co., Ltd.	Goldman Sachs	02/23/2026	-0.02	Termination	(6,200)	(295,698)	(102,607)
Lasertec Corp.	HSBC	08/07/2026	-0.02	Termination	(700)	(155,996)	(55,514)
Lasertec Corp.	Goldman Sachs	12/08/2025	-0.02	Termination	(2,300)	(512,559)	(94,243)
Shinko Electric Industries Co., Ltd.	Morgan Stanley	02/16/2026	-0.02	Termination	(10,100)	(375,974)	(116,549)
Shinko Electric Industries Co., Ltd.	Goldman Sachs	04/14/2026	-0.02	Termination	(1,600)	(59,560)	(15,659)
Tokyo Electron Ltd.	Goldman Sachs	05/11/2026	-0.02	Termination	(1,300)	(210,660)	(73,392)
						(1,610,447)	(457,964)
Mexico
Becle SAB de CV	Morgan Stanley	11/09/2026	5.33	Termination	(188,500)	(319,295)	44,235
Becle SAB de CV	Goldman Sachs	09/08/2026	5.33	Termination	(115,000)	(194,795)	111,070
						(514,090)	155,305
Russia
Ozon Holdings PLC - ADR	Goldman Sachs	09/16/2025	5.33	Monthly	(27,082)	–	314,151
VK Co., Ltd.	Morgan Stanley	09/23/2026	5.33	Monthly	(77,484)	–	140,169
						–	454,320
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	07/27/2026	5.33	Termination	(26,537)	(540,431)	(42,649)
Lumi Rental Company	Morgan Stanley	11/13/2026	5.33	Termination	(12,147)	(309,220)	10
United International Transportation Company	Goldman Sachs	11/09/2026	5.33	Termination	(16,965)	(303,891)	10,995
						(1,153,542)	(31,644)
Singapore
Maxeon Solar Technologies Ltd.	Goldman Sachs	11/10/2026	5.33	Termination	(32,633)	(134,774)	47,837
South Africa
Shoprite Holdings Ltd.	Goldman Sachs	07/27/2026	8.07	Termination	(9,509)	(129,712)	(8,098)
South Korea
Amorepacific Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(4,099)	(410,805)	(28,219)
Caregen Co., Ltd.	JPMorgan	11/09/2026	-2.93	Termination	(9,023)	(197,574)	(11,279)
Chunbo Co., Ltd.	Goldman Sachs	12/12/2025	5.33	Termination	(657)	(54,896)	62,817
Chunbo Co., Ltd.	Morgan Stanley	12/08/2025	5.33	Termination	(1,824)	(152,406)	171,900
Chunbo Co., Ltd.	JPMorgan	08/07/2026	-2.93	Termination	(437)	(36,514)	23,778
EcoPro BM Co., Ltd.	Goldman Sachs	05/04/2026	5.33	Termination	(1,689)	(358,707)	(52,596)
EcoPro BM Co., Ltd.	JPMorgan	10/19/2026	0.82	Termination	(825)	(175,212)	(22,646)
EcoPro Co., Ltd.	Goldman Sachs	11/09/2026	5.33	Termination	(251)	(145,524)	(21,331)
Hansol Chemical Co., Ltd.	Goldman Sachs	12/12/2025	5.33	Termination	(962)	(149,876)	(3,606)
Hansol Chemical Co., Ltd.	JPMorgan	08/07/2026	4.32	Termination	(425)	(66,213)	(1,909)
Hansol Chemical Co., Ltd.	Morgan Stanley	12/08/2025	5.33	Termination	(1,637)	(255,038)	(1,215)
Hanwha Solutions Corporation	Goldman Sachs	11/09/2026	5.33	Termination	(7,837)	(202,888)	(19,664)
Hanwha Solutions Corporation	Morgan Stanley	10/20/2026	5.33	Termination	(15,451)	(400,003)	(38,811)
Hyundai Motor Co.	Goldman Sachs	04/14/2026	5.33	Termination	(9)	(1,286)	34
Hyundai Motor Co.	Morgan Stanley	12/08/2025	5.33	Termination	(1,052)	(150,280)	(19,069)
Kakao Games Corp.	Goldman Sachs	10/19/2026	5.33	Termination	(15,834)	(323,393)	(33,698)
Kia Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(1,632)	(108,661)	(28,106)
Kum Yang Co., Ltd.	Goldman Sachs	11/09/2026	5.33	Termination	(1,778)	(176,815)	(52,500)
LG Energy Solution Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(1,235)	(435,072)	(21,785)
LG H&H Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(746)	(192,839)	142,572
Posco Future M Co., Ltd.	Bank of America	11/09/2026	5.33	Termination	(918)	(230,896)	(47,317)
Posco Future M Co., Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(575)	(144,625)	(2,819)
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(1,060)	(70,741)	(11,207)
SK Bioscience Co., Ltd.	Goldman Sachs	02/13/2026	5.33	Termination	(2,328)	(122,702)	15,125
						(4,562,966)	(1,551)
Taiwan
Acer, Inc.	JPMorgan	11/16/2026	2.07	Termination	(197,000)	(221,972)	(19,926)
Advantech Co., Ltd.	Morgan Stanley	11/09/2026	5.33	Termination	(9,000)	(101,841)	(5,590)
Advantech Co., Ltd.	Goldman Sachs	10/13/2026	5.33	Termination	(45,000)	(509,203)	(30,574)
Compal Electronics, Inc.	JPMorgan	11/13/2026	3.57	Termination	(396,000)	(391,690)	(30,443)
E Ink Holdings, Inc.	Goldman Sachs	10/05/2026	5.33	Termination	(103,000)	(603,361)	(27,485)
Elite Material Co., Ltd.	JPMorgan	11/13/2026	0.32	Termination	(34,000)	(413,572)	13,874
Faraday Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(52,000)	(641,677)	(337,684)
Formosa Plastics Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(60,000)	(155,186)	17,702
Global Unichip Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(6,000)	(316,901)	(16,699)
Great Tree Pharmacy Co., Ltd.	JPMorgan	11/10/2026	1.57	Termination	(22,000)	(246,127)	(10,047)
Great Tree Pharmacy Co., Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(27,000)	(302,065)	(12,838)
Kinsus Interconnect Technology Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(142,000)	(449,545)	173,760
Lotus Pharmaceutical Co., Ltd.	JPMorgan	11/10/2026	0.07	Termination	(36,000)	(297,887)	(27,204)
Lotus Pharmaceutical Co., Ltd.	Bank of America	11/09/2026	5.33	Termination	(31,000)	(256,514)	(13,413)
Nan Ya Printed Circuit Board Corp.	JPMorgan	08/10/2026	-2.68	Termination	(13,000)	(103,201)	(1,457)
Nan Ya Printed Circuit Board Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(72,000)	(571,575)	143,925
Novatek Microelectronics Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(17,000)	(278,073)	(26,408)
Nuvoton Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(143,000)	(679,754)	(93,644)
Parade Technologies Ltd.	Goldman Sachs	11/13/2026	5.33	Termination	(14,000)	(481,754)	(15,418)
Powerchip Semiconductor Manufacturing Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(363,000)	(349,754)	69,303
Powerchip Semiconductor Manufacturing Corp.	JPMorgan	08/10/2026	4.32	Termination	(68,000)	(65,519)	(2,519)
Realtek Semiconductor Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(36,000)	(517,990)	(61,459)
Unimicron Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(115,000)	(651,569)	(24,598)
United Microelectronics Corp. - SP ADR	Morgan Stanley	11/10/2026	5.33	Termination	(61,831)	(481,663)	(21,562)
Wafer Works Corp.	JPMorgan	11/10/2026	1.32	Termination	(339,000)	(488,316)	(43,181)
						(9,576,709)	(403,585)
Thailand
Central Plaza Hotel PCL	Morgan Stanley	09/14/2026	5.33	Termination	(375,000)	(450,394)	24,913
Com7 PCL - NVDR	Morgan Stanley	12/08/2025	5.33	Termination	(451,500)	(293,919)	120,440
Com7 PCL - NVDR	Goldman Sachs	09/11/2026	5.33	Termination	(31,500)	(20,506)	8,202
Kerry Express Thailand - NVDR	Goldman Sachs	08/07/2026	5.33	Termination	(268,900)	(29,812)	41,476
Kerry Express Thailand - NVDR	Morgan Stanley	12/08/2025	5.33	Termination	(1,099,000)	(121,842)	222,012
Muangthai Capital PCL - NVDR	JPMorgan	08/07/2026	-9.68	Termination	(22,700)	(28,232)	(5,334)
Muangthai Capital PCL - NVDR	Goldman Sachs	08/24/2026	5.33	Termination	(48,000)	(59,697)	(4,756)
Muangthai Capital PCL - NVDR	Morgan Stanley	12/08/2025	5.33	Termination	(350,200)	(435,541)	(24,308)
Siam Cement PCL, (The) - NVDR	Goldman Sachs	12/08/2025	5.33	Termination	(22,800)	(186,017)	27,234
						(1,625,960)	409,879
United States
Albemarle Corp.	Goldman Sachs	04/14/2026	5.33	Termination	(3,605)	(437,178)	195,442
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(22,739)	(486,387)	181,662
Diodes, Inc.	Goldman Sachs	05/22/2026	5.33	Termination	(8,020)	(532,688)	102,372
Monolithic Power Systems, Inc.	Goldman Sachs	02/16/2026	5.33	Termination	(1,780)	(976,722)	(123,746)
Synaptics, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	(6,475)	(655,529)	(4,511)
Vishay Intertechnology, Inc.	Goldman Sachs	12/04/2026	0.00	Termination	(17,956)	(399,472)	–
						(3,487,976)	351,219
Total Short						(41,859,366)	1,759,288
Net unrealized gain/(loss) on Contracts For Difference							$ 3,101,865

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$41,697,493	$3,497,816	$37,498,427	$701,250
Preferred Stocks	1,216,951	432,280	784,671	–
Total Equity Securities	42,914,444	3,930,096	38,283,098	701,250
Derivative Investments
Swaps	6,940,981	6,486,661	–	454,320
Total Derivative Investments	6,940,981	6,486,661	–	454,320

Short-Term Investments
Money Market Deposit Accounts	14,217,414	13,213,964	1,003,450	–
Total Short-Term Investments	14,217,414	13,213,964	1,003,450	–
Total Assets*	$64,072,839	$23,630,721	$39,286,548	$1,155,570

Equities
Common Stocks	(178,187)	–	(178,187)	–
Total Equity Securities	(178,187)	–	(178,187)	–
Derivative Investments
Swaps	(3,839,116)	(3,721,952)	–	(117,164)
Total Derivative Investments	(3,839,116)	(3,721,952)	–	(117,164)
Total Liabilities	$(4,017,303)	$(3,721,952)	$(178,187)	$(117,164)

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.